UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
File No. 033-45961
File No. 811-06569

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	195	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	195

(Check appropriate box or boxes)

IVY FUNDS
(Exact Name of Registrant as Specified in Charter)

100 Independence, 610 Market Street, Philadelphia, PA		19106-2354
(Address of Principal Executive Offices)		(Zip Code)

Registrant’s Telephone Number, including Area Code:		(800) 523-1918

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:
Jonathan M. Kopcsik, Esq.
Taylor Brody, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103-7018
(215) 564-8099
(215) 564-8071

Approximate Date of Proposed Public Offering:	As soon as possible after effectiveness.

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on July 29, 2022 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X/	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 195, Amendment No. 195 to the Registrant’s Registration on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment No. 190, Amendment No. 190 (“PEA 190”) filed on May 19, 2022 (i) the Prospectus for the Delaware Ivy Energy Fund (the “Fund”) reflecting the changing of the Fund’s name to Delaware Climate Solutions Fund; (ii) the Statement of Additional Information for the aforementioned fund; and (iii) the Part C.  This Amendment is being filed for the purpose of delaying the effectiveness of PEA 190 until July 29, 2022.

--- C O N T E N T S ---
This Post-Effective Amendment No. 195 to Registration File No. 033-45961 includes the following:

1.	Facing Page
2.	Contents Page
3.	Part A – Prospectus
4.	Part B – Statement of Additional Information
5.	Part C – Other Information
6.	Signatures
7.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 15th day of July, 2022.

IVY FUNDS

By:	/s/ Shawn K. Lytle
Shawn K. Lytle President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	July 15, 2022
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	July 15, 2022
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	July 15, 2022
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	July 15, 2022
Ann D. Borowiec

Joseph W. Chow	*	Trustee	July 15, 2022
Joseph W. Chow

H. Jeffrey Dobbs	*	Trustee	July 15, 2022
H. Jeffrey Dobbs

John A. Fry	*	Trustee	July 15, 2022
John A. Fry

Joseph Harroz, Jr.	*	Trustee	July 15, 2022
Joseph Harroz, Jr.

Sandra A. J. Lawrence	*	Trustee	July 15, 2022
Sandra A. J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	July 15, 2022
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	July 15, 2022
Thomas K. Whitford

Christianna Wood	*	Trustee	July 15, 2022
Christianna Wood

Janet L. Yeomans	*	Trustee	July 15, 2022
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	July 15, 2022
Richard Salus		(Principal Financial Officer)

*By: /s/Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)